January 2, 2025

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Global Allocation Fund, Inc.
  T. Rowe Price Global Allocation Fund—Advisor Class
  T. Rowe Price Global Allocation Fund—I Class
 File Nos.: 333-187446/811-22810

 T. Rowe Price Global Funds, Inc.
  T. Rowe Price Global Value Equity Fund
  T. Rowe Price Global Value Equity Fund—I Class
  T. Rowe Price Institutional Emerging Markets Equity Fund
 File Nos.: 033-29697/811-5833

 T. Rowe Price International Funds, Inc.
  T. Rowe Price Africa & Middle East Fund
  T. Rowe Price Africa & Middle East Fund—I Class
  T. Rowe Price Africa & Middle East Fund—Z Class

  T. Rowe Price Asia Opportunities Fund
  T. Rowe Price Asia Opportunities Fund—Advisor Class
  T. Rowe Price Asia Opportunities Fund—I Class

  T. Rowe Price China Evolution Equity Fund
  T. Rowe Price China Evolution Equity Fund—I Class

  T. Rowe Price Emerging Europe Fund
  T. Rowe Price Emerging Europe Fund—I Class
  T. Rowe Price Emerging Europe Fund—Z Class

  T. Rowe Price Emerging Markets Discovery Stock Fund
  T. Rowe Price Emerging Markets Discovery Stock Fund—Advisor Class
  T. Rowe Price Emerging Markets Discovery Stock Fund—I Class
  T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class

  T. Rowe Price Emerging Markets Stock Fund
  T. Rowe Price Emerging Markets Stock Fund—I Class
  T. Rowe Price Emerging Markets Stock Fund—Z Class

  T. Rowe Price European Stock Fund
  T. Rowe Price European Stock Fund—I Class
  T. Rowe Price European Stock Fund—Z Class

  T. Rowe Price Global Growth Stock Fund
  T. Rowe Price Global Growth Stock Fund—Advisor Class
  T. Rowe Price Global Growth Stock Fund—I Class

  T. Rowe Price Global Impact Equity Fund
  T. Rowe Price Global Impact Equity Fund—I Class

  T. Rowe Price Global Stock Fund
  T. Rowe Price Global Stock Fund—Advisor Class
  T. Rowe Price Global Stock Fund—I Class

  T. Rowe Price International Disciplined Equity Fund
  T. Rowe Price International Disciplined Equity Fund—Advisor Class
  T. Rowe Price International Disciplined Equity Fund—I Class

  T. Rowe Price International Discovery Fund
  T. Rowe Price International Discovery Fund—I Class
  T. Rowe Price International Discovery Fund—Z Class

  T. Rowe Price International Stock Fund
  T. Rowe Price International Stock Fund—Advisor Class
  T. Rowe Price International Stock Fund—I Class
  T. Rowe Price International Stock Fund—R Class
  T. Rowe Price International Stock Fund—Z Class

  T. Rowe Price International Value Equity Fund
  T. Rowe Price International Value Equity Fund—Advisor Class
  T. Rowe Price International Value Equity Fund—I Class
  T. Rowe Price International Value Equity Fund—R Class
  T. Rowe Price International Value Equity Fund—Z Class

  T. Rowe Price Japan Fund
  T. Rowe Price Japan Fund—I Class
  T. Rowe Price Japan Fund—Z Class

  T. Rowe Price Latin America Fund
  T. Rowe Price Latin America Fund—I Class
  T. Rowe Price Latin America Fund—Z Class

  T. Rowe Price New Asia Fund
  T. Rowe Price New Asia Fund—I Class
  T. Rowe Price New Asia Fund—Z Class

  T. Rowe Price Overseas Stock Fund
  T. Rowe Price Overseas Stock Fund—Advisor Class
  T. Rowe Price Overseas Stock Fund—I Class
  T. Rowe Price Overseas Stock Fund—Z Class
 File Nos.: 002-65539/811-2958

 T. Rowe Price International Index Fund, Inc.
  T. Rowe Price International Equity Index Fund
  T. Rowe Price International Equity Index Fund—Z Class
  File Nos.: 333-44964/811-10063

 T. Rowe Price Mutli-Stratgey Total Return Fund, Inc.
  T. Rowe Price Mutli-Stratgey Total Return Fund

  T. Rowe Price Mutli-Stratgey Total Return Fund—I Class
 File Nos.: 333-218649/811-23261

 T. Rowe Price QM U.S. Bond Index Fund, Inc.

  T. Rowe Price QM U.S. Bond Index Fund
  T. Rowe Price QM U.S. Bond Index Fund—I Class
  T. Rowe Price QM U.S. Bond Index Fund—Z Class
 File Nos.: 333-45018/811-10093

 T. Rowe Price Summit Funds, Inc.
  T. Rowe Price Cash Reserves Fund
 File Nos.: 033-50319/811-7093

 T. Rowe Price Summit Municipal Funds, Inc.
  T. Rowe Price Summit Municipal Income Fund
  T. Rowe Price Summit Municipal Income Fund—Advisor Class
  T. Rowe Price Summit Municipal Income Fund—I Class
  T. Rowe Price Summit Municipal Intermediate Fund
  T. Rowe Price Summit Municipal Intermediate Fund—Advisor Class
  T. Rowe Price Summit Municipal Intermediate Fund—I Class
 File Nos.: 033-50321/811-7095

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on January 1, 2025.

The Funds’ prospectuses and SAI went effective automatically on January 1, 2025.

If you have any questions about this filing, please give me a call at 410-345-2346 or, in my absence, Vicki S. Booth at 410-577-5024.

Sincerely,

/s/Gladys J. Davis
Gladys J. Davis